Time Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Time Deposits [Abstract]
Scheduled Of Maturities Of Time Deposits
At December 31, 2013, the scheduled maturities of time deposits are as follows:

Due during the year ending December 31,	(In thousands)
2014	$34,874
2015	19,499
2016	10,680
2017	5,254
2018	5,934
Thereafter	2,065

$78,306